Lease liabilities	6 Months Ended
Jun. 30, 2026
Lease liabilities.
Lease liabilities

13.Lease liabilities

(Euro thousands)	Lease liabilities
At December 31, 2025	122,173
Additions due to new leases and store renewals	17,748
Interest expense	2,818
Repayment of lease liabilities (including interest expense)	(17,699)
Contract modifications	(718)
Disposals	(9,828)
Net foreign exchange differences	1,786
At June 30, 2026	116,280
Of which:
Non-current	90,719
Current	25,561

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.